S-K 1603(a) SPAC Sponsor	Apr. 24, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Churchill Sponsor XII LLC
SPAC Sponsor, Affiliate, or Promoter	Affiliate
SPAC Sponsor Form of Organization	Limited Liability Company